Related Party Transactions - Additional Information (Details) - USD ($)		1 Months Ended		2 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Sep. 22, 2022	Sep. 12, 2022	Feb. 10, 2021
Related Party Transaction [Line Items]
Outstanding balance									$ 244,618
CIK0001848000_LAKESHORE ACQUISITION I CORP
Related Party Transaction [Line Items]
Equipment financing arrangements to purchase capital equipment						$ 200,000
Due to related party								$ 0
CIK0001848000_LAKESHORE ACQUISITION I CORP | Unsecured promissory note
Related Party Transaction [Line Items]
Equipment financing arrangements to purchase capital equipment										$ 200,000	$ 200,000
Outstanding balance						200,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Subsequent Event [Member] | Unsecured promissory note
Related Party Transaction [Line Items]
Equipment financing arrangements to purchase capital equipment											$ 200,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Sponsor
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						450,000		450,000
Payments for lease office space to related party		$ 30,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note												$ 450,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant						$ 500,000		$ 500,000
Price of warrant						$ 10.00		$ 10.00
Outstanding balance								$ 0
CIK0001848000_LAKESHORE ACQUISITION I CORP | Other Related Party Transactions
Related Party Transaction [Line Items]
Due to related party						$ 0
Balance amount			$ 0	$ 0	$ 0	0		0
Reimbursement of out-of-pocket expenses paid						$ 5,383	$ 30,074	$ 39,121
CIK0001848000_LAKESHORE ACQUISITION I CORP | Other Related Party Transactions | Sponsor
Related Party Transaction [Line Items]
Payments for lease office space to related party	$ 30,000